Financial Risk Management Objectives and Policies - Schedule of Exchange Rate (Details) - Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Exchange Rate [Line Items]
Increase/(decrease) in $/RMB rate - If the $ strengthens against the RMB	5.00%	5.00%	5.00%
Increase/ (decrease) in net loss - If the $ strengthens against the RMB	$ (156)	$ (859)	$ (1,010)
Increase (decrease) in equity - If the $ strengthens against the RMB	$ (289)	$ (863)	$ (943)
Increase/(decrease) in $/RMB rate - If the $ weakens against the RMB	(5.00%)	(5.00%)	(5.00%)
Increase/ (decrease) in net loss - If the $ weakens against the RMB	$ 156	$ 949	$ 1,116
Increase (decrease) in equity - If the $ weakens against the RMB	$ 319	$ 954	$ 1,042